Warrants (Details Textual) - USD ($)							1 Months Ended						3 Months Ended	9 Months Ended			12 Months Ended
	Jul. 07, 2020	Jul. 06, 2020	Jun. 08, 2020	Apr. 13, 2020	Oct. 15, 2019	Jul. 07, 2019	Aug. 21, 2020	Apr. 29, 2020	Sep. 30, 2019	Sep. 30, 2019	Sep. 24, 2019	Sep. 24, 2019	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Aug. 05, 2020	Jun. 12, 2020	Apr. 21, 2020	Nov. 30, 2019	Nov. 07, 2019	Apr. 21, 2019	Jan. 30, 2019	Aug. 31, 2016
Warrants (Textual)
Warrant to purchase														15,765					4,000
Convertible debt, percentage																		5.00%				133.00%			7.90%
Interest expense																	$ 1,549,667
Warrants exercised																	2,000,000
Warrant [Member]
Warrants (Textual)
Warrant to purchase		1,736,284	24,000	100,000		290,000	53,571	158,730	100,000	100,000	150,000	150,000	100,000		100,000	100,000							283,530
Exercise price			$ 1.00	$ 1.20		$ 1.00	$ 2.80	$ 0.99	$ 5.00	$ 5.00	$ 0.01	$ 0.01	$ 5.00		$ 5.00	$ 5.00
Warrants expiration date		Jul. 06, 2025	Jun. 07, 2023	Apr. 12, 2025		Dec. 31, 2022	Aug. 20, 2025	Apr. 29, 2025				Dec. 31, 2021				Dec. 31, 2021
Convertible debt, percentage							13.33%	12.50%	9.00%	9.00%	10.00%	10.00%	9.00%		9.00%	9.00%
Warrants granted														2,576,878	2,250,000		3,868,523
Description of warrants																Prior to conversion of the related debentures, ComSovereign cancelled warrants to purchase 80,000 shares of common stock at $5.00 per share, and reissued warrants to purchase 112,500 shares of common stock at $1.50 per share. ComSovereign valued the new warrants at $250,835 using the Black-Scholes pricing model, which is included in interest expense on the Consolidated Statement of Operations. Warrants to purchase all 132,500 shares of common stock were exercised in November 2019 prior to the ComSovereign Acquisition.
Warrants to purchase shares												283,530
Shares issued per share														$ 0.80		$ 4.23
Proceeds from stock exercised
Warrant [Member] | Maximum [Member]
Warrants (Textual)
Exercise price		$ 0.2404
Warrant [Member] | Minimum [Member]
Warrants (Textual)
Exercise price		$ 0.0499
Warrant One [Member]
Warrants (Textual)
Warrant to purchase	158,730							27,778													2,000,000			2,000,000
Exercise price	$ 0.99							$ 0.99																$ 0.01
Warrants expiration date	Apr. 29, 2025							Apr. 29, 2025		Dec. 31, 2021
Convertible debt, percentage	12.50%
Warrant Two [Member]
Warrants (Textual)
Warrant to purchase	27,778
Exercise price	$ 0.99
Warrants expiration date	Apr. 29, 2025
Warrant [Member]
Warrants (Textual)
Warrant to purchase					442,500				2,000,000	2,000,000	150,000	150,000	2,000,000		2,000,000	2,000,000
Exercise price					$ 0.01				$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Warrants expiration date					Dec. 31, 2021				Dec. 31, 2021		Dec. 31, 2021
Convertible debt, percentage											10.00%	10.00%
Description of warrants																	Prior to conversion of the related debentures, ComSovereign cancelled warrants to purchase 80,000 shares of common stock at $5.00 per share, and reissued warrants to purchase 112,500 shares of common stock at $1.50 per share. ComSovereign valued the new warrants at $250,835 using the Black-Scholes pricing model, which is included in interest expense on the Consolidated Statement of Operations. Warrants to purchase all 132,500 shares of common stock were exercised in November 2019 prior to the ComSovereign Acquisition.
Interest expense																	$ 3,138,667
Warrants to purchase shares					442,500						283,530						930,000
Warrants exercised																	132,500
Warrant [Member] | Subsequent Event [Member]
Warrants (Textual)
Warrant to purchase																				283,530
Eight Warrant [Member]
Warrants (Textual)
Warrant to purchase									100,000	100,000			100,000		100,000	100,000
Exercise price									$ 5.00	$ 5.00			$ 5.00		$ 5.00	$ 5.00
Warrants expiration date													Dec. 31, 2021
Convertible debt, percentage									9.00%	9.00%			9.00%		9.00%	9.00%